FINANCIAL INSTRUMENTS (Fair Value Hierarchy) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	May. 29, 2015	Dec. 31, 2014
Assets:
Available for sale securities	$ 199,594		$ 73,656
Interest rate/currency swap contracts - long term receivables	800		3,294
Total assets	200,394		76,950
Liabilities:
Floating rate NOK bonds due 2017	63,719		75,210
Floating Rate NOK Bonds due 2019	79,549
Interest rate/ currency swap contracts – long-term payables	113,642		106,679
Total liabilities	753,246		750,886
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Recurring Basis [Member]
Assets:
Available for sale securities	199,594		49,913
Total assets	199,594		49,913
Liabilities:
Floating rate NOK bonds due 2017	63,719		75,210
Floating Rate NOK Bonds due 2019	79,549
Total liabilities	639,604		643,690
Significant Other Observable Inputs (Level 2) [Member] | Recurring Basis [Member]
Assets:
Interest rate/currency swap contracts - long term receivables	800		3,294
Total assets	800		3,294
Liabilities:
Swap Contracts, Short Term Payable, Fair Value Disclosure			517
Interest rate/ currency swap contracts – long-term payables	113,642		106,679
Total liabilities	113,642		107,196
Significant Unobservable Inputs (Level 3) [Member] | Recurring Basis [Member]
Assets:
Available for sale securities		$ 25,925	23,743
Total assets	0		23,743
Liabilities:
Total liabilities	0		0
3.75% Senior Unsecured Convertible Bonds Due 2016 [Member]
Liabilities:
Unsecured convertible bonds	118,021		124,375
3.75% Senior Unsecured Convertible Bonds Due 2016 [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Recurring Basis [Member]
Liabilities:
Unsecured convertible bonds	118,021		124,375
Senior Unsecured Convertible Bonds Due 2018 [Member]
Liabilities:
Unsecured convertible bonds	378,315
Senior Unsecured Convertible Bonds Due 2018 [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Recurring Basis [Member]
Liabilities:
Unsecured convertible bonds	378,315		335,563
Estimate of Fair Value Measurement [Member]
Assets:
Available for sale securities	199,594		73,656
Interest rate/currency swap contracts - long term receivables	800		3,294
Liabilities:
Floating rate NOK bonds due 2017	63,719		75,210
Floating Rate NOK Bonds due 2019	79,549		108,542
Interest rate/ currency swap contracts – short-term payables	0		517
Interest rate/ currency swap contracts – long-term payables	113,642		106,679
Estimate of Fair Value Measurement [Member] | 3.75% Senior Unsecured Convertible Bonds Due 2016 [Member]
Liabilities:
Unsecured convertible bonds	118,021		124,375
Estimate of Fair Value Measurement [Member] | Senior Unsecured Convertible Bonds Due 2018 [Member]
Liabilities:
Unsecured convertible bonds	$ 378,315		$ 335,563